Related and Interested Parties (Benefits to Key Management Personnel including Directors) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Short-term benefits	$ 12	$ 9
Post-employment benefits	1	1
Share-based payments	5	7
Total	18	17
To interested parties employed by the Company	3	3
To interested parties not employed by the Company	$ 1	$ 2